Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Issucance of stock, par share	$ 6
Common stock, par value	$ 0.01